Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
A C I Shares | JPMorgan Hedged Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Class/Ticker: A/JHQAX; C/JHQCX; I/JHEQXCurrently, the Fund is publicly offered on a limited basis. (See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 139 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the valueof your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COSTWOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 500 Index, its primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. The options may be based on the S&P 500 Index or on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, the downside protection from index put options and the income from the index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Index with lower volatility than traditional long-only equity strategies.The Fund typically holds options for three month periods (each, an “hedge period”) for the purpose of seeking to provide more predictable returns in any market cycle during the applicable hedge period. The put option spread is generally maintained at a level intended to reduce the Fund's exposure to a market decline by offsetting losses resulting from a decrease in the market. As a result of writing call options to offset the costs associated with the put option spread, some upside may be foregone in certain market environments.The quarterly hedge periods are based on returns from the first business day of January through the last business day of March; the first business day of April through the last business day of June; the first business day of July through the last business day of September; and the first business day of October through the last business day of December.The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of September 30, 2022, the market capitalization of the companies in the S&P 500 Index ranged from $1.84 billion to $2.09 trillion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. Because each stock’s weighting in the Fund is controlled relative to that stock’s weight in the S&P 500 Index, the Fund’s weighted average market capitalization will be close to that of the S&P 500 Index.The Fund constructs a Put/Spread Collar by buying a put option on the S&P 500 Index at a higher strike price and writing (or selling) a put option on the same index at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling a S&P 500 Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The premiums received from writing index call options are intended to provide income which substantially offsets the cost of the put option spread, but writing the options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will be exercised once the market price rises to the option’s strike price. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also construct the Put/Spread Collar utilizing options on S&P 500 ETFs.Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities represented in the S&P 500 Index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the S&P 500 Index and the remaining time to the options' expiration, as well as trading conditions in the options market.In addition to the use of the Put/Spread Collar strategy described above, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.The Fund is also permitted to use other derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund's returns. Under certain market conditions, the Fund's use of other derivatives for cash management or other investment management purposes could be significant.Investment Process — Enhanced Index: To implement the enhanced index strategy, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the Fund for reasons other than material ESG factors while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria:•catalysts that could trigger a rise in a stock’s price•impact on the overall risk of the portfolio relative to the S&P 500 Index•high perceived potential reward compared to perceived potential risk•possible temporary mispricings caused by apparent market overreactions.Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The put option spread is generally maintained at a level intended to protect the Fund from a decrease in the market of 5% to 20%, with potential upside generally capped at 3.5-5.5%. The upside cap could be more or less depending on market conditions. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk [Text Block]	rr_RiskTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares the Fund’s performance to the performance of the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index. Subsequent to the inception of the Fund on 12/13/13 until 5/30/14, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s performance to the performance of the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS I SHARES
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class I Shares, and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Class I Shares, and after-tax returns for the other classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A C I Shares | JPMorgan Hedged Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
A C I Shares | JPMorgan Hedged Equity Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
A C I Shares | JPMorgan Hedged Equity Fund | Equity Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
A C I Shares | JPMorgan Hedged Equity Fund | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
A C I Shares | JPMorgan Hedged Equity Fund | Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Strategy Risk. The Fund’s investment strategies may not always provide greater market protection than other equity instruments particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.
A C I Shares | JPMorgan Hedged Equity Fund | Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. The value of the Fund’s positions in equity index options or options on S&P 500 ETFs will fluctuate in response to changes in the value of the underlying index. Writing index call options or options on S&P 500 ETFs can reduce equity market risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.
A C I Shares | JPMorgan Hedged Equity Fund | Large Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
A C I Shares | JPMorgan Hedged Equity Fund | Mid Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Company Risk. Investments in mid cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
A C I Shares | JPMorgan Hedged Equity Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives, including options and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
A C I Shares | JPMorgan Hedged Equity Fund | Industry and Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
A C I Shares | JPMorgan Hedged Equity Fund | Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
A C I Shares | JPMorgan Hedged Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 605
3 Years	rr_ExpenseExampleYear03	776
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	1,497
1 Year	rr_ExpenseExampleNoRedemptionYear01	605
3 Years	rr_ExpenseExampleNoRedemptionYear03	776
5 Years	rr_ExpenseExampleNoRedemptionYear05	961
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,497
Past	rr_AverageAnnualReturnYear01	7.21%
Past	rr_AverageAnnualReturnYear05	8.95%
Life of Fund since	rr_AverageAnnualReturnSinceInception	7.83%
A C I Shares | JPMorgan Hedged Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 235
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,464
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,464
Past	rr_AverageAnnualReturnYear01	11.60%
Past	rr_AverageAnnualReturnYear05	9.59%
Life of Fund since	rr_AverageAnnualReturnSinceInception	8.02%
A C I Shares | JPMorgan Hedged Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	186
5 Years	rr_ExpenseExampleNoRedemptionYear05	324
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 726
2014	rr_AnnualReturn2014	9.62%
2015	rr_AnnualReturn2015	(1.43%)
2016	rr_AnnualReturn2016	9.58%
2017	rr_AnnualReturn2017	12.70%
2018	rr_AnnualReturn2018	(0.71%)
2019	rr_AnnualReturn2019	13.31%
2020	rr_AnnualReturn2020	14.10%
2021	rr_AnnualReturn2021	13.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.75%)
Past	rr_AverageAnnualReturnYear01	13.43%
Past	rr_AverageAnnualReturnYear05	10.41%
Life of Fund since	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2013
A C I Shares | JPMorgan Hedged Equity Fund | Return After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Past	rr_AverageAnnualReturnYear01	13.23%
Past	rr_AverageAnnualReturnYear05	10.14%
Life of Fund since	rr_AverageAnnualReturnSinceInception	8.55%
A C I Shares | JPMorgan Hedged Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Past	rr_AverageAnnualReturnYear01	8.08%
Past	rr_AverageAnnualReturnYear05	8.22%
Life of Fund since	rr_AverageAnnualReturnSinceInception	7.08%
A C I Shares | JPMorgan Hedged Equity Fund | S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Past	rr_AverageAnnualReturnYear01	28.71%
Past	rr_AverageAnnualReturnYear05	18.47%
Life of Fund since	rr_AverageAnnualReturnSinceInception	15.27%
A C I Shares | JPMorgan Hedged Equity Fund | ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Past	rr_AverageAnnualReturnYear01	0.05%
Past	rr_AverageAnnualReturnYear05	1.14%
Life of Fund since	rr_AverageAnnualReturnSinceInception	0.76%

[1]	For purchases under $1 million.